Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Impairment losses						$ 0	$ 0
Deferred offering costs	$ 2,739,000	$ 0		$ 0		2,739,000	0
Initial public offering costs	2,100,000
Income taxes, accruals for interest and penalties	$ 0	0		0		0	0
Income taxes, interest or penalties expense		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0